Other payables and accruals (Tables)	6 Months Ended
Jun. 30, 2026
Other payables and accruals [Abstract]
Schedule of Other Payables and Accruals
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Contract liabilities	27,513	27,589
Employee benefits payable	33,026	12,020
Accrued expenses	142,650	129,433
Other taxes payable	3,720	4,020
Amount due to related parties	147,221	190,798
Others	5,218	4,468
	359,348	368,328
Included in other payables and accruals per balance sheet	358,357	368,328
Included in liabilities relating to assets classified as held for sale	991	—
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Advances from customers for charging service discount packages	14,313	15,798
Advances from platform users	9,256	8,072
Advances from customers for energy solutions	2,371	2,228
Others	1,573	1,491
	27,513	27,589
Included in other payables and accruals per balance sheet	27,508	27,589
Included in liabilities relating to assets classified as held for sale	5	—